- INTANGIBLE ASSETS (Details 1)	Dec. 31, 2015 USD ($)
Cost
Website: Additions	$ 225
Totals: Additions	225
Website: As at June 30, 2016	225
Total: As at June 30, 2016	225
Website: As at June 30, 2016	(172)
Total: As at June 30, 2016	(172)
Website: Net book value	53
Total: Net book value	$ 53